Debt and financing arrangements (Components of finance expenses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Components of financial expenses
Finance expenses	$ 16,474	$ 15,354	$ 16,126	$ 15,900	$ 16,925	$ 15,317	$ 17,566	$ 14,369	$ 14,510	$ 9,362	$ 13,706	$ 16,279	$ 63,854		$ 64,177		$ 53,857
Credit Facilities [Member]
Components of financial expenses
Finance expenses													5,516		6,544		11,999
Bank charges [Member]
Components of financial expenses
Finance expenses													427		507		269
AlphaCat ILS Fund Fees [Member]
Components of financial expenses
Finance expenses													3,530	[1]	3,866	[1]	2,432	[1]
Talbot FAL Facility
Components of financial expenses
Finance expenses													(346)		182		97
2006 Junior Subordinated Deferrable Debentures [Member]
Components of financial expenses
Finance expenses													8,868		8,868		6,964
2007 Junior Subordinated Deferrable Debentures [Member]
Components of financial expenses
Finance expenses													7,341		7,341		8,922
Flagstone 2006 Junior Subordinated Deferrable Interest Notes [Member]
Components of financial expenses
Finance expenses													9,001		8,259		459
Flagstone 2007 Junior Subordinated Deferrable Interest Notes [Member]
Components of financial expenses
Finance expenses													7,129		6,222		327
2010 Senior Notes due 2040 [Member]
Components of financial expenses
Finance expenses													$ 22,388		$ 22,388		$ 22,388

[1]	Includes finance expenses incurred by AlphaCat Managers, Ltd. in relation to fund raising for the AlphaCat ILS funds, AlphaCat 2015, AlphaCat 2014 and AlphaCat 2013.